Property, Plant And Equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT

The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2017	2018
Office Equipment	$95,866	$98,820
Other Equipment	20,809	11,052
Leasehold Improvements	326,891	178,546
	$443,566	$288,418

For the year ended December 31, 2017

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2017	$148,703	$26,053	$328,479	$503,235
Additions	62,599	9,100	219,733	291,432
Disposals	—	—	(73,708)	(73,708)
Balance at December 31, 2017	$211,302	$35,153	$474,504	$720,959
Accumulated depreciation
Balance at January 1, 2017	$63,515	$4,949	$50,382	$118,846
Depreciation expenses	51,921	9,395	139,602	200,918
Disposals	—	—	(42,371)	(42,371)
Balance at December 31, 2017	$115,436	$14,344	$147,613	$277,393

For the year ended December 31, 2018

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2018	$211,302	$35,153	$474,504	$720,959
Additions	65,633	1,027	13,602	80,262
Balance at December 31, 2018	$276,935	$36,180	$488,106	$801,221
Accumulated depreciation
Balance at January 1, 2018	$115,436	$14,344	$147,613	$277,393
Depreciation expenses	62,679	10,784	161,947	235,410
Balance at December 31, 2018	$178,115	$25,128	$309,560	$512,803

The above items of property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follow:

Office equipment	3 years
Other equipment	3 years
Leasehold improvements	3-5 years